Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Demand non-interest bearing
Domestic	$ 2,609,932	$ 2,509,544
Foreign	633,323	648,507
Total demand non-interest bearing	3,243,255	3,158,051
Savings and interest bearing demand
Domestic	2,615,143	2,589,675
Foreign	629,988	614,053
Total savings and interest bearing demand	3,245,131	3,203,728
$100,000 or more
Time, certificate of deposit	1,445,887
Less than $100,000
Domestic	354,998	389,682
Foreign	255,621	272,363
Total time, certificates of deposit	2,056,506	2,248,310
Total deposits	8,544,892	8,610,089
Savings and interest bearing demand
Domestic	5,453	3,922	$ 3,026
Foreign	755	640	567
Total savings and interest bearing demand	6,208	4,562	3,593
$100,000 or more
Domestic	3,644	3,881	4,693
Foreign	4,105	3,929	4,116
Less than $100,000
Domestic	1,312	1,447	1,680
Foreign	675	706	744
Total time, certificates of deposit	9,736	9,963	11,233
Total interest expense on deposits	15,944	14,525	$ 14,826
Domestic
$100,000 or more
Time, certificate of deposit	637,006	748,104
Foreign
$100,000 or more
Time, certificate of deposit	$ 808,881	$ 838,161